Income Taxes - Summary of Reconciliation of Net Deferred Income Tax Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ (2,187)	$ (2,453)
Merger impact (Note 3)	(776)
Income tax recovery recognized in net (loss) earnings from continuing operations	273	273
Income tax recovery recognized in net earnings from discontinued operations	17
Income tax charge recognized in OCI	(22)	(43)
Reclassified as held for sale		36
Other	4
Balance, end of year	$ (2,691)	$ (2,187)